Non-controlling Interest in GasLog Partners - Issuances (Details) - GasLog Partners LP - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 17, 2018	Jun. 30, 2018
Equity Transactions
General partners interest (in percent)		2.00%
Preference Units/Shares
Equity Transactions
Units/Shares issued to underwriters	4,600,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses	$ 111,194
Distribution rate	8.20%
Liquidation preference per share/unit (in dollars per share/unit)	$ 25.00
Over allotment | Preference Units/Shares
Equity Transactions
Units/Shares issued to underwriters	600,000